Measurement of financial assets and liabilities - Assets and liabilities at amortized cost and their fair value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Financial assets at amortised cost	$ 12,933	$ 13,947
Total net financial assets (liabilities) at amortised cost	(5,208)	(5,152)
Debt securities
Financial instruments
Financial assets at amortised cost		67
Loans
Financial instruments
Financial assets at amortised cost	148	140
Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(3,933)	(4,261)
Operational borrowings (excluding lease liabilities)
Financial instruments
Financial liabilities at amortised cost	(707)	(516)
Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	(716)	(582)
Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Total net financial assets (liabilities) at amortised cost	(4,903)	(4,659)
Assets and liabilities at amortised cost for which fair value is disclosed | Debt securities
Financial instruments
Financial assets at amortised cost		67
Assets and liabilities at amortised cost for which fair value is disclosed | Loans
Financial instruments
Financial assets at amortised cost	179	206
Assets and liabilities at amortised cost for which fair value is disclosed | Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(3,659)	(3,834)
Assets and liabilities at amortised cost for which fair value is disclosed | Operational borrowings (excluding lease liabilities)
Financial instruments
Financial liabilities at amortised cost	(707)	(516)
Assets and liabilities at amortised cost for which fair value is disclosed | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	$ (716)	$ (582)